Income taxes - Movement in deferred tax liabilities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Balance, beginning of year	₽ (434,824)	₽ (362,969)
Recognized in profit or loss	370,089	100,185
Recognized in equity	12,445
Acquired in business combination		(172,371)
Effect of movement in exchange rates	(187)	331
Balance, end of year	(52,477)	(434,824)
Property and equipment
Income taxes
Balance, beginning of year	(4,478)	(9,696)
Recognized in profit or loss	6,629	5,473
Acquired in business combination		(260)
Effect of movement in exchange rates	(2)	5
Balance, end of year	2,149	(4,478)
Intangible assets
Income taxes
Balance, beginning of year	(607,471)	(522,280)
Recognized in profit or loss	95,799	87,695
Acquired in business combination		(172,907)
Effect of movement in exchange rates	(25)	21
Balance, end of year	(511,697)	(607,471)
Unused vacation accruals
Income taxes
Balance, beginning of year	11,567	8,614
Recognized in profit or loss	10,411	2,870
Acquired in business combination		24
Effect of movement in exchange rates	(36)	59
Balance, end of year	21,942	11,567
Employee benefits
Income taxes
Balance, beginning of year	30,502	13,323
Recognized in profit or loss	7,321	16,438
Acquired in business combination		731
Effect of movement in exchange rates	(24)	10
Balance, end of year	37,799	30,502
Contract liabilities.
Income taxes
Balance, beginning of year	140,143	135,203
Recognized in profit or loss	189,179	4,809
Effect of movement in exchange rates	(101)	131
Balance, end of year	329,221	140,143
Trade and other payables.
Income taxes
Balance, beginning of year	6,408	7,728
Recognized in profit or loss	8,798	(1,464)
Acquired in business combination		41
Effect of movement in exchange rates	4	103
Balance, end of year	15,210	6,408
Loans and borrowings
Income taxes
Balance, beginning of year	(16,947)
Recognized in profit or loss	5,564	(16,947)
Balance, end of year	(11,383)	(16,947)
Right-of-use assets and lease liabilities
Income taxes
Balance, beginning of year	5,452	4,139
Recognized in profit or loss	(198)	1,311
Effect of movement in exchange rates	(3)	2
Balance, end of year	5,251	₽ 5,452
Tax benefit from LTIPs - income
Income taxes
Recognized in profit or loss	46,586
Balance, end of year	46,586
Tax benefit from LTIPs - equity
Income taxes
Recognized in equity	12,445
Balance, end of year	₽ 12,445